Leases - Schedule of Future Minimum Lease Payments (Details) $ in Thousands	Sep. 24, 2022 USD ($)
Leases [Abstract]
Fiscal year 2023	$ 2,301
Fiscal year 2024	2,335
Fiscal year 2025	2,037
Fiscal year 2026	557
Fiscal year 2027 and thereafter	0
Total future minimum payments	$ 7,230